Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 242,693	¥ 233,136
Liability for Future Policy Benefit, Interest Expense	19,364	16,824
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	96,709	89,337
Liability for Future Policy Benefit, Interest Expense	7,852	7,289
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	93,340	96,721
Liability for Future Policy Benefit, Interest Expense	6,191	5,543
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	52,644	47,078
Liability for Future Policy Benefit, Interest Expense	¥ 5,321	¥ 3,992